Non-IFRS measures	6 Months Ended
Jun. 30, 2025
Non-IFRS measures [Abstract]
Non-IFRS measures
Note 15: Non-IFRS measures

Throughout this Interim Financial Information Q2 and H1 2025, we provide a number of key performance indicators used by our management and often used by competitors in our industry.

Adjusted EBITDA

“Adjusted EBITDA” is a non-IFRS financial measure and as used herein represents earnings before financial income and expenses, depreciation, impairment, amortization and taxes. Adjusted EBITDA additionally includes adjustments for gain/(loss) on disposal of vessels and/or subsidiaries, share of profit and loss from equity accounted investments, interest income and interest expense, capitalised financing fees written off and other finance expenses. Adjusted EBITDA is used as a supplemental financial measure by management and external users of financial statements, such as lenders, to assess our operating performance as well as compliance with the financial covenants and restrictions contained in our financing agreements.

We believe that Adjusted EBITDA assists management and investors by increasing comparability of our performance from period to period. This increased comparability is achieved by excluding the potentially disparate effects of interest, depreciation, impairment, amortization and taxes. These are items that could be affected by various changing financing methods and capital structure which may significantly affect profit/(loss) between periods. Including Adjusted EBITDA as a measure benefits investors in selecting between investment alternatives.

Adjusted EBITDA is a non-IFRS financial measure and should not be considered as an alternative to net income or any other measure of our financial performance calculated in accordance with IFRS. Adjusted EBITDA excludes some, but not all, items that affect profit/(loss) and these measures may vary among other companies. Adjusted EBITDA as presented below may not be comparable to similarly titled measures of other companies.

Reconciliation of Non-IFRS measures

The following table sets forth a reconciliation of Adjusted EBITDA to profit/(loss) for the financial period, the most comparable IFRS financial measure, for the periods ended 30 June 2025 and 30 June 2024.

	For the 3 months ended 30 June 2025 USD’000	For the 3 months ended 30 June 2024 USD’000	For the 6 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2024 USD’000
Profit for the financial period	75,335	259,197	138,525	478,768
Income tax expense	2,660	1,572	4,079	3,315
Depreciation charge of property, plant and equipment	50,977	54,595	100,502	108,388
Amortisation charge of intangible assets	107	251	212	587
Loss on disposal of assets	—	100	—	100
Share of profit of equity-accounted investees, net of tax	(2,957)	(8,553)	(5,993)	(15,842)
Interest income	(3,424)	(4,479)	(6,084)	(7,284)
Interest expense	12,475	13,215	26,836	29,042
Capitalised financing fees written off	6	—	792	1,663
Other finance (income)/expense	(1,005)	1,185	398	5,398
Adjusted EBITDA	134,174	317,083	259,267	604,135

Time charter equivalent (or “TCE”)

TCE (or TCE income) is a standard shipping industry performance measure used primarily to compare period-to-period changes in a shipping company’s performance despite changes in the mix of charter types (i.e., voyage charters and time charters) under which the vessels may be employed between the periods. We define TCE income as income from time charters and voyage charters (including income from Pools, as described above) for our Hafnia Vessels and TC Vessels less voyage expenses (including fuel oil, port costs, brokers’ commissions and other voyage expenses).

We present TCE income per operating day[1], a non-IFRS measure, as we believe it provides additional meaningful information in conjunction with revenues, the most directly comparable IFRS measure, because it assists management in making decisions regarding the deployment and use of our Hafnia Vessels and TC Vessels and in evaluating their financial performance. Our calculation of TCE income may not be comparable to that reported by other shipping companies.

Reconciliation of Non-IFRS measures

The following table reconciles our revenue (Hafnia Vessels and TC Vessels), the most directly comparable IFRS financial measure, to TCE income per operating day.

(in USD’000 except operating days and TCE income per operating day)	For the 3 months ended 30 June 2025	For the 3 months ended 30 June 2024	For the 6 months ended 30 June 2025	For the 6 months ended 30 June 2024
Revenue (Hafnia Vessels and TC Vessels)	346,564	563,098	686,907	1,084,890
Revenue (External Vessels in Disponent-Owner Pools)	207,591	268,064	415,158	531,165
Less: Voyage expenses (Hafnia Vessels and TC Vessels)	(115,406)	(145,739)	(236,998)	(288,729)
Less: Voyage expenses (External Vessels in Disponent-Owner Pools)	(82,949)	(84,270)	(169,172)	(168,483)
Less: Pool distributions for External Vessels in Disponent-Owner Pools	(124,642)	(183,794)	(245,986)	(362,682)
TCE income	231,158	417,359	449,909	796,161
Operating days	9,454	10,635	18,968	21,091
TCE income per operating day	24,452	39,244	23,720	37,750

Revenue, voyage expenses and pool distributions in relation to External Vessels in Disponent-Owner Pools nets to zero, and therefore the calculation of TCE income is unaffected by these items:

(in USD’000 except operating days and TCE income per operating day)	For the 3 months ended 30 June 2025	For the 3 months ended 30 June 2024	For the 6 months ended 30 June 2025	For the 6 months ended 30 June 2024
Revenue (Hafnia Vessels and TC Vessels)	346,564	563,098	686,907	1,084,890
Less: Voyage expenses (Hafnia Vessels and TC Vessels)	(115,406)	(145,739)	(236,998)	(288,729)
TCE income	231,158	417,359	449,909	796,161
Operating days	9,454	10,635	18,968	21,091
TCE income per operating day	24,452	39,244	23,720	37,750

‘TCE income’ as used by management is therefore only illustrative of the performance of the Hafnia Vessels and the TC Vessels; not the External Vessels in our Pools.

For the avoidance of doubt, in all instances where we use the term “TCE income” and it is not succeeded by “(voyage charter)”, we are referring to TCE income from revenue and voyage expenses related to both voyage charter and time charter.

[1] Operating days are defined as the total number of days (including waiting time) in a period during which each vessel is owned, partly owned, operated under a bareboat arrangement (including sale and lease-back) or time chartered-in, net of technical off-hire days. Total operating days stated in the quarterly financial information include operating days for TC Vessels.